CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY (Unaudited) (Parenthetical)	Mar. 31, 2021 shares
Class A ordinary shares
Shares, Issued	25,300,000
Warrant
Shares, Issued	7,060,000